Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

29. Related party transactions

AIG

As a result of the ILFC Transaction, AIG held a significant ownership interest in AerCap. Following both secondary public offerings and the Share Repurchase from AIG, AIG no longer owns any of our outstanding ordinary shares. See Note 4—ILFC Transaction. AIG and its subsidiaries were considered related parties between the Closing Date and August 24, 2015, when AIG sold its remaining AerCap ordinary shares and when AIG’s remaining designee resigned from AerCap’s Board of Directors.

Debt

We have a senior unsecured revolving credit facility with AIG as lender and administrative agent. We paid fees of $4.1 million and $14.9 million from January 1, 2015 through August 24, 2015 and for the year ended December 31, 2014, respectively.

In June 2015, AerCap Trust issued the Junior Subordinated Notes due 2045 to AIG. See Note 16—Debt. We paid no fees or interest to AIG from January 1, 2015 through August 24, 2015 for these notes.  As of December 31, 2016, AIG did not hold any of the Junior Subordinated Notes.

Repurchase of shares

On June 9, 2015, we completed the Share Repurchase from AIG. See Note 18—Equity.

Derivatives

We had interest rate swap agreements with AIG Markets, Inc., a wholly‑owned subsidiary of AIG, that matured during the year ended December 31, 2015. The net effect in our Consolidated Income Statements from January 1, 2015 through August 24, 2015 and for the year ended December 31, 2014 from derivative contracts with AIG Markets, Inc., was nil, as the cash expense of $1.3 million and $4.3 million, respectively, was offset by a mark-to-market gain of $1.3 million and $4.3 million, respectively. See also Note 13—Derivative assets and liabilities.

Management fees

We received management fees of $5.1 million and $4.9 million from January 1, 2015 through August 24, 2015 and during the year ended December 31, 2014, respectively,  from affiliates of AIG.

AerDragon

We provide certain aircraft and accounting related services to, and guarantee certain debt of, AerDragon, a joint venture accounted for under the equity method. We charged AerDragon a fee for these services of $0.6 million, $0.5 million and $0.4 million during the years ended December 31, 2016, 2015 and 2014, respectively. In addition, we received a dividend of $1.7 million and $0.3 million from AerDragon during the years ended December 31, 2016 and 2015,  respectively.

ACSAL

We provide aircraft asset and lease management services to ACSAL, an investment accounted for under the equity method, for which we received a fee of $0.5 million, $0.5 million and $0.5 million for the years ended December 31, 2016,  2015 and 2014, respectively.

AerLift

We provide a variety of management services to, and guarantee certain debt of, AerLift, a joint venture accounted for under the equity method, for which we received a fee of $2.9 million, $2.8 million and $4.0 million during the years ended December 31, 2016,  2015 and 2014, respectively. In addition, we received dividends of $7.5 million and $2.3 million from AerLift during the years ended December 31,  2016 and 2015,  respectively.

AerCo

AerCo was an aircraft securitization vehicle in which we held the most junior class of subordinated notes and certain notes immediately senior to those junior notes. On February 16, 2016, AerCo was dissolved. During the years ended December 31, 2015 and 2014, we provided a variety of management services to AerCo, for which we received fees of $1.4 million and $1.5 million, respectively.